Note 4 - Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.	Discontinued operations

In April 2014, the Company completed the sale of its REO rental operation for cash consideration of $1,500.  The pre-tax loss on disposal was $1,601, before income tax recovery of $773 resulting in a net loss of $828.  In July 2014, the Company completed the sale of a U.S.-based commercial real estate consulting operation for cash consideration of $12,100.  The pre-tax gain on disposal was $6,607, before income tax expense of $3,023 resulting in a net gain of $3,584.

On September 30, 2013, the Company completed the sale of its Field Asset Services operation for cash consideration of $49,460 (net of cash disposed of $5,177).  The pre-tax loss on disposal was $7,158, before an income tax recovery of $3,100, resulting in a net loss of $4,058.

Discontinued operations include three businesses: (i) Field Asset Services (previously in the Property Services segment), (ii) the REO rental operation (previously in the Residential Real Estate Services segment), and iii) a U.S.-based commercial real estate consulting operation (previously in the Commercial Real Estate Services segment).

	2014	2013	2012

Revenues
Field Asset Services	$-	$58,063	$163,413
REO rental operation	3,244	24,733	31,658
CRE consulting operation	6,889	12,444	11,479
	10,133	95,240	206,550
Operating earnings (loss) before income taxes
Field Asset Services	$-	$(3,623)	$(5,072)
REO rental operation	(2,580)	(2,315)	3,085
CRE consulting operation	926	1,459	1,098
	(1,654)	(4,479)	(889)
Recovery of income taxes	(756)	(3,579)	(429)
Net operating loss from discontinued operations	(898)	(900)	(460)

Net gain (loss) on disposal	2,756	(4,058)	-
Non-controlling interest share of earnings	(321)	(225)	(211)
Net earnings (loss) attributable to common shareholders from discontinued operations	$1,537	$(5,183)	$(671)

Net earnings (loss) per share from discontinued operations
Basic	$0.04	$(0.16)	$(0.02)
Diluted	0.04	(0.16)	(0.02)

The assets and liabilities of discontinued operations as at December 31, 2014 and 2013 are as follows:

	2014	2013

Current assets
REO rental operation	$-	$12,531
CRE consulting operation	-	5,004
	-	17,535
Non-current assets
REO rental operation	-	1,259
CRE consulting operation	-	2,827
	-	4,086
Total assets	$-	$21,621

Current liabilities
REO rental operation	$-	$4,206
CRE consulting operation	-	1,861
	-	6,067
Non-current liabilities
REO rental operation	-	290
CRE consulting operation	-	501
	-	791
Total liabilities	$-	$6,858